As filed with the Securities and Exchange Commission on March 10, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  December 31, 2008

Item 1. Reports to Stockholders.

ANNUAL REPORT

December 31, 2008

Phone: 1-800-860-3863
E-mail: fund@muhlenkamp.com
Website: www.muhlenkamp.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus of the Muhlenkamp Fund. Please call 1-800-860-3863 for a current copy of the prospectus. Read it carefully before you invest.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

Dear Fellow Shareholders:

The Trustees and Management of the Muhlenkamp Fund hereby present this Annual Report of your Fund.

In 2008, we had a lousy year.

It’s not much comfort to know that nearly everyone else had a lousy year also.

In reviewing our thinking and our newsletter over the past few years, it’s clear that we failed to appreciate the degree to which a number of problems would come together to create a mutually reinforcing downward spiral in nearly all asset prices. This asset list includes stocks, real estate, commodities, and bonds (with the lone exception of Treasury bonds). We believe the one common driver to all these asset prices is that some of the owners had to sell, and that the subsequent markdown in prices forced additional selling. Most of the selling should now be completed, but if there is another round, it should occur in Q-1 ’09 as people respond to yearend statements and companies satisfy their auditors. Meanwhile, we think many of the specific fundamentals that drove the forced selling have been alleviated.

Bank balance sheets are stronger partly due to infusions of capital by the U.S. government. Leverage on the balance sheets of brokers and hedge funds has been reduced dramatically. Mortgage rates have declined significantly, allowing most mortgages to be refinanced at lower rates and make the resets of ARMs (Adjustable Rate Mortgages) written 2-3 years ago to be less painful. The prices of commodities have fallen, most significantly, energy and food grains.

Some of the items we track to monitor the effectiveness of the actions by the government have improved, including the rates at which banks lend to each other. It now looks like the main reason many people fear that market prices will fall further is that they’ve already fallen. But they’ve already fallen to levels that appear to represent the best values in over twenty years.

Just as today’s prices in housing represent attractive levels to buyers, we believe today’s prices in many stocks and bonds represent attractive levels to buyers.

While we continue to monitor the fundamentals and the effects of governmental actions, we’ve begun putting our cash back to work.

Ronald H. Muhlenkamp

President February, 2009

Past performance does not guarantee future results.

Opinions expressed are those of Ronald H. Muhlenkamp and are subject to change, are not guaranteed, and should not be considered investment advice.

Mutual Fund investing involves risk, Principal loss is possible. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund may also invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Current and future portfolio holdings are subject to change.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

Average Annual Total Returns (Unaudited)
as of December 31, 2008

	One	Three	Five	Ten	Fifteen	Since
Muhlenkamp Fund	Year	Years	Years	Years	Years	Inception*

Return Before Taxes	(40.39)%	(17.55)%	(5.52)%	3.14%	7.62%	9.13%
Return After Taxes on
Distributions**	(40.42)%	(18.33)%	(6.08)%	2.69%	7.19%	8.68%
Return After Taxes on
Distributions and Sale
of Fund Shares**	(26.21)%	(14.03)%	(4.30)%	2.86%	6.87%	8.31%

S&P 500 Index***	(37.00)%	(8.36)%	(2.19)%	(1.38)%	6.46%	8.37%

Performance data quoted, before and after taxes, represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.muhlenkamp.com.

Investment returns can vary significantly between returns before taxes and returns after taxes.

The Muhlenkamp Fund is providing the returns in the above table to help our shareholders understand the magnitude of tax costs and the impact of taxes on the performance of the Fund.

*	Operations commenced on November 1, 1988.
**
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily how the Fund will perform in the future.

      The calculation for the One Year “Return After Taxes on Distributions and Sale of Fund Shares” assumes the following:
1.	You bought shares of the Fund at the price on 12/31/2007.
2.	You received dividends (income and capital gains) at yearend, and paid a 15% tax on these dividends on the payable date.
3.	You reinvested the rest of the dividend when received, increasing your cost basis for tax purposes.
4.
You sold the entire position on 12/31/08, and were able to deduct the entire loss from ordinary income at a tax rate of 35%. (In reality, the total deduction from federal tax is limited to $3,000/year).

***
The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

	Total Return %		Cumulative Return %
Year	Muhlenkamp	S&P 500	Muhlenkamp	S&P 500
Ending	Fund	Index	Fund	Index
12/31/99	11.4	21.0	11.4	21.0
12/31/00	25.3	(9.1)	39.6	10.0
12/31/01	9.3	(11.9)	52.6	(3.1)
12/31/02	(19.9)	(22.1)	22.2	(24.5)
12/31/03	48.1	28.7	81.0	(2.8)
12/31/04	24.5	10.9	125.4	7.8
12/31/05	7.9	4.9	143.1	13.1
12/31/06	4.1	15.8	153.0	30.9
12/31/07	(9.7)	5.5	128.6	38.1
12/31/08	(40.4)	(37.0)	36.3	(13.0)

A Hypothetical $10,000 Investment in the Muhlenkamp Fund

The Standard & Poor’s 500 Stock Index (“S&P 500 Index”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. This chart assumes an initial gross investment of $10,000 made on 12/31/98. The line graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE
December 31, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/08 – 12/31/08).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. Although the Fund charges no sales load, redemption fees (other than a 2.00% redemption fee on the redemption of Fund shares held for less than 30 days), or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. Effective March 1, 2009, the Fund will no longer have a redemption fee. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. For any direct registered shareholder of the Fund having an IRA balance exceeding $50,000, the amount of such IRA annual maintenance fee will be a Fund expense. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE (Continued)
December 31, 2008 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/08	12/31/08	7/1/08 – 12/31/08*
Actual	$1,000.00	$ 705.70	$5.19
Hypothetical
(5% return before
expenses)	1,000.00	1,019.05	6.14

* Expenses are equal to the Fund’s annualized expense ratio of 1.21% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
December 31, 2008

15%
10%
5%
0%
0.9%
1.0%
2.3%
2.8%
7.3%
6.3%
2.4%
1.5%
2.6%
1.1%
2.4%
9.8%
3.0%
7.0%
5.3%
5.8%
6.8%
0.8%
5.6%
0.1%
6.9%
3.3%
2.1%
9.7%
3.2%
AEROSPACE & DEFENSE
AUTOMOBILES & COMPONENTS
BANKS
COAL
COMMUNICATIONS EQUIPMENT
COMPUTERS & EQUIPMENT
CONSTRUCTION MATERIALS
DATA PROCESSING & OUTSOURCED SERVICES
DIVERSIFIED FINANCIALS
ENERGY EQUIPMENT & SERVICES
FINANCIAL SERVICES
HEALTH CARE PROVIDERS & SERVICES
HOUSEHOLD DURABLES
INDUSTRIAL CONGLOMERATES
INFORMATION SOFTWARE & SERVICES
INSURANCE
MACHINERY
METALS & MINING
OIL, GAS & CONSUMABLE FUELS
PHARMACEUTICALS & BIOTECHNOLOGY
TOBACCO
TRADING COMPANIES & DISTRIBUTORS
INVESTMENT COMPANIES
SHORT-TERM INVESTMENTS
ASSETS IN EXCESS OF OTHER LIABILITIES

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF ASSETS & LIABILITIES
December 31, 2008

ASSETS
INVESTMENTS, AT VALUE:
INVESTMENTS IN NON AFFILIATES (Cost $721,544,279)	$583,661,238
INVESTMENTS IN AFFILIATES (Cost $2,968,441)	4,520,736
CASH	21,846,929
RECEIVABLE FOR FUND SHARES SOLD	227,407
DIVIDENDS RECEIVABLE	1,161,582
OTHER ASSETS	60,841
Total assets	611,478,733

LIABILITIES
PAYABLE FOR FUND SHARES REDEEMED	2,201,077
PAYABLE TO ADVISOR	1,030,779
ACCRUED EXPENSES AND OTHER LIABILITIES	298,497
Total liabilities	3,530,353
NET ASSETS	$607,948,380

NET ASSETS
PAID IN CAPITAL	$749,026,020
ACCUMULATED INVESTMENT INCOME	5,908
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS
SOLD AND WRITTEN OPTION CONTRACTS EXPIRED OR
CLOSED	(4,752,802)
NET UNREALIZED DEPRECIATION ON INVESTMENTS	(136,330,746)
NET ASSETS	$607,948,380
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, $.01 par value)	15,750,271
NET ASSET VALUE AND OFFERING PRICE PER SHARE	$38.60

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2008

INVESTMENT INCOME:
Dividends
Non Affiliates		$13,821,530
Affiliates		233,420
Interest		1,035,342
Total investment income		15,090,292

EXPENSES:
Investment advisory fees	$10,172,165
Shareholder servicing and accounting costs	760,054
Reports to shareholders	139,338
Federal & state registration fees	43,835
Custody fees	65,685
Administration fees	582,189
Trustees’ fees and expenses	143,044
Auditor fees	23,254
Legal fees	109,137
Interest expense	58,335
Other	90,993
Total operating expenses before expense reductions	12,188,029
Expense reductions (see Note 10)	(32,553)
Total expenses		12,155,476
NET INVESTMENT INCOME		2,934,816
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on:
Investments sold
Non Affiliates	(6,814,735)
Affiliates	79,082
Written option contracts expired or closed	3,335,512
		(3,400,141)
Change in unrealized depreciation on:
Investments	(493,133,600)
Written option contracts	(647,128)
		(493,780,728)
Net realized and unrealized loss on investments		(497,180,869)
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS		$(494,246,053)

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

OPERATIONS:
Net investment income	$2,934,816	$12,316,215
Net realized gain (loss) on investments sold
and written options contracts expired or
closed	(3,400,141)	419,149,611
Change in unrealized depreciation on
investments and written option contracts	(493,780,728)	(622,648,880)
Net decrease in net assets resulting from
operations	(494,246,053)	(191,183,054)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	81,779,671	186,496,966
Dividends reinvested	2,162,766	256,553,781
Redemption fees	12,696	40,393
Cost of shares redeemed	(470,637,092)	(1,369,699,001)
Net decrease in net assets resulting from
capital share transactions	(386,681,959)	(926,607,861)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,242,068)	(9,546,293)
From realized gains	—	(261,267,683)
Net decrease in net assets resulting from
distributions to shareholders	(2,242,068)	(270,813,976)
Total decrease in net assets	(883,170,080)	(1,388,604,891)
NET ASSETS:
Beginning of year	1,491,118,460	2,879,723,351
End of year	$607,948,380	$1,491,118,460

ACCUMULATED NET INVESTMENT
INCOME (LOSS):	$5,908	$(686,840)

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2008	2007	2006	2005	2004

NET ASSET VALUE,
BEGINNING OF YEAR	$65.00	$87.15	$84.44	$78.97	$63.51
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.17 (1)	0.58 (3)	0.64 (1)	0.76 (1)	0.11 (2)
Net realized and unrealized
gains (losses) on investments	(26.43)	(8.91)	2.81	5.47	15.46
Total from investment
operations	(26.26)	(8.33)	3.45	6.23	15.57
LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.49)	(0.74)	(0.76)	(0.11)
From realized gains	—	(13.33)	—	—	—
Total distributions	(0.14)	(13.82)	(0.74)	(0.76)	(0.11)

NET ASSET VALUE, END OF
YEAR	$38.60	$65.00	$87.15	$84.44	$78.97

TOTAL RETURN	(40.39)%	(9.66)%	4.08%	7.88%	24.51%
NET ASSETS, END OF
YEAR (in millions)	$608	$1,491	$2,880	$3,084	$1,992
RATIO OF OPERATING
EXPENSES TO AVERAGE NET
ASSETS(4)	1.18%	1.15%	1.06%	1.06%	1.14%
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET
ASSETS	0.28%	0.57%	0.69%	1.02%	0.16%
PORTFOLIO TURNOVER RATE	39.88%	22.30%	11.58%	6.05%	7.00%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each year.
(3)	Net investment income per share is calculated using ending balances after consideration of adjustments for permanent book and tax differences.
(4)
The operating expense ratio includes expense reductions for minimum account maintenance fees deposited into the Fund. The ratios excluding expense reductions for the years ended December 31, 2008, 2007, 2006, 2005, and 2004 were 1.18%, 1.15%, 1.06%, 1.06%, and 1.14% respectively (See Note 10).

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS
December 31, 2008

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK — 85.0%
Aerospace & Defense — 0.9%
Boeing Company	80,000	$3,413,600
Innovative Solutions and Support, Inc.	540,000	2,133,000
		5,546,600
Automobiles & Components — 1.0%
Goodyear Tire & Rubber Company (a)	690,525	4,122,434
Thor Industries, Inc.	131,700	1,735,806
		5,858,240
Banks — 2.3%
Bank of America Corp.	1,000,000	14,080,000
Coal — 2.8%
CONSOL Energy Inc.	600,000	17,148,000
Communications Equipment — 7.3%
Cisco Systems, Inc. (a)	1,800,000	29,340,000
Harris Corp.	400,000	15,220,000
		44,560,000
Computers & Equipment — 6.3%
Intel Corp.	416,000	6,098,560
International Business Machines Corp.	380,000	31,980,800
PC Connection, Inc. (a)	60,000	307,200
		38,386,560
Construction Materials — 2.4%
Cemex S.A. de C.V. — ADR (a)(b)	1,570,373	14,353,209
Data Processing & Outsourced Services — 1.5%
Lender Processing Services, Inc.	318,398	9,376,821
Diversified Financials — 2.6%
State Street Corporation	400,000	15,732,000
Energy Equipment & Services — 1.1%
Transocean Inc. (a)(b)	134,880	6,373,080
Financial Services — 2.4%
Legg Mason Inc.	667,000	14,613,970

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Name of Issuer or Title of Issue	Shares	Value

Health Care Providers & Services — 9.8%
Hologic, Inc. (a)	300,000	$3,921,000
Kinetic Concepts Inc. (a)	695,700	13,343,526
UnitedHealth Group, Inc.	1,331,200	35,409,920
Zimmer Holdings, Inc. (a)	165,000	6,669,300
		59,343,746
Household Durables — 3.0%
NVR, Inc. (a)	30,000	13,687,500
Stanley Furniture Co., Inc. (c)	570,800	4,520,736
		18,208,236
Industrial Conglomerates — 7.0%
3M Co.	380,000	21,865,200
General Electric Co.	1,277,000	20,687,400
		42,552,600
Information Software & Services — 5.3%
Fidelity National Information Services, Inc.	336,797	5,479,687
Oracle Corp. (a)	1,500,000	26,595,000
		32,074,687
Insurance — 5.8%
Berkshire Hathaway Inc. (a)	10,936	35,148,304
Machinery — 6.8%
Caterpillar, Inc.	270,000	12,060,900
Eaton Corp.	300,000	14,913,000
Terex Corp. (a)	820,000	14,202,400
		41,176,300
Metals & Mining — 0.8%
RTI International Metals, Inc. (a)	350,000	5,008,500
Oil, Gas & Consumable Fuels — 5.6%
Chesapeake Energy Corp.	1,000,000	16,170,000
ConocoPhillips	347,700	18,010,860
		34,180,860
Pharmaceuticals & Biotechnology — 0.1%
Marshall Edwards, Inc. (a)	75,607	52,925
Novogen, Ltd. — ADR (a)(b)	250,360	623,397
		676,322

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Name of Issuer or Title of Issue	Shares	Value

Tobacco — 6.9%
Philip Morris International, Inc.	965,580	$42,012,386
Trading Companies & Distributors — 3.3%
Rush Enterprises, Inc. — Class A (a)	299,907	2,570,203
Rush Enterprises, Inc. — Class B (a)	31,407	257,223
Wesco International, Inc. (a)	900,000	17,307,000
		20,134,426
Total Common Stocks
(Cost $650,604,563)		516,544,847
Investment Companies — 2.1%
PowerShares QQQ Trust	425,000	12,639,500
Total Investment Companies
(Cost $14,910,530)		12,639,500

	Principal
Name of Issuer or Title of Issue	Amount	Value

SHORT-TERM INVESTMENTS — 9.7%
American Express Credit Commercial Paper,
0.458%, 01/06/2009	$30,000,000	29,998,117
HSBC Finance Commercial Paper,
0.154%, 01/05/2009	29,000,000	28,999,510
Total Short-Term Investments
(Cost $58,997,627)		58,997,627
TOTAL INVESTMENTS		588,181,974
(Cost $724,512,720) — 96.8%
ASSETS IN EXCESS OF OTHER
LIABILITIES — 3.2%		19,766,406
TOTAL NET ASSETS — 100.0%		$607,948,380

ADR American depository receipt
(a) Non-income producing security.
(b) Foreign company.
(c) Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS
Year Ended December 31, 2008

1.	ORGANIZATION
The Wexford Trust (the “Trust”) was organized as a Massachusetts Business Trust on September 21, 1987 and operations commenced on November 1, 1988. The Trust is registered under the Investment Company Act of 1940, as amended. The Muhlenkamp Fund (the “Fund”) is a portfolio of the Trust and is currently the only fund in the Trust.

The Fund operates as a diversified open-end mutual fund that continuously offers its shares for sale to the public. The Fund will manage its assets to seek a maximum total return to its shareholders, primarily through a combination of interest and dividends and capital appreciation by holding a diversified list of publicly traded stocks. The Fund may acquire and hold fixed-income or debt investments as market conditions warrant and when, in the opinion of its adviser, it is deemed desirable or necessary in order to attempt to achieve its investment objective.

The primary focus of the Fund is long-term and the investment options diverse. This allows for greater flexibility in the daily management of Fund assets. However, with flexibility also comes the risk that assets will be invested in various classes of securities at the wrong time and price.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A summary of significant accounting policies applied by management in the preparation of the accompanying financial statements is as follows:

a.
Investment Valuations — Stocks, bonds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2008

Additionally, the Fund’s investments will be valued at fair value by the Pricing Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.
SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Fund adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2008

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Investments in
Securities

Description
Level 1 — Quoted prices	$529,184,347
Level 2 — Other significant observable inputs	58,997,627
Level 3 — Significant unobservable inputs	—

Total	$588,181,974

b.
Foreign Securities — Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c.
Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market price of such securities. However, for federal income tax purposes the Fund does isolate and treat the effect of changes in foreign exchange rates on realized gain or loss from the sale of equity securities and payables/receivables arising from trade date and settlement date differences as ordinary income.

d.
Investment Transactions and Related Investment Income — Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the yield to maturity basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2008

e.
Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is recorded. In addition, the Fund plans to make sufficient distributions of its income and realized gains, if any, to avoid the payment of any federal excise taxes. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

Effective June 30, 2007, the Fund adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations. Open tax years are those that are open for exam by taxing authorities. As of December 31, 2008, open tax years include the tax years ended December 31, 2005 through 2008. The Fund has no examinations in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008, or for any other tax years which are open for exam. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2008

f.
Dividends and Distributions to Shareholders of Beneficial Interest — Dividends from net investment income, if any, are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income dividends and capital gain distributions are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

g.
Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

h.
Options Transactions — The Fund may write put and call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call or put option, an amount equal to the premium received is included in the Statement of Assets & Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2008

The Fund may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Muhlenkamp & Company, Inc. (the “Adviser”), an officer/stockholder of which is a trustee of the Trust, receives a fee for investment management. The Adviser charges a management fee equal to 1% per annum of the average daily market value of the Fund’s net assets up to $1 billion and 0.90% per annum of those net assets in excess of $1 billion. Under terms of the advisory agreement, which is approved annually, total annual Fund operating expenses cannot under any circumstances exceed 1.50% of the Fund’s net assets. Should actual expenses incurred ever exceed the 1.50% limitation, such excess expenses shall be reimbursed by the Adviser. The Fund has no obligation to reimburse the Adviser for such payments. U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. During 2008, total expenses of $1,309,690 related to such services were paid to U.S. Bancorp Fund Services, LLC. U.S. Bank, N.A. serves as custodian for the Fund.

4.	LINE OF CREDIT
The Fund has established an unsecured line of credit agreement (“LOC”) with U.S. Bank, N.A., which expires April 30, 2009, to be used for temporary or emergency purposes, primarily for financing redemption payments. Borrowings of the Fund are subject to a $100 million cap on the total LOC. The interest rate paid on outstanding borrowings is equal to the Prime Rate, which was 3.25% as of December 31, 2008 (the weighted average rate of 5.66% was paid on the loan during the year). Average borrowings during the year were $979,667. At December 31, 2008, there were no borrowings by the Fund outstanding under the LOC.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2008

5.	CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Fund were as follows:

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

Shares outstanding, beginning of year	22,939,221	33,043,819
Shares sold	1,572,729	2,172,371
Dividends reinvested	58,173	3,921,570
Shares redeemed	(8,819,852)	(16,198,539)

Shares outstanding, end of year	15,750,271	22,939,221

6.	WRITTEN OPTION CONTRACTS
The number of written option contracts and the premiums received by the Fund during the year ended December 31, 2008, were as follows:

	Number of Contracts	Premium Amount

Options outstanding, beginning of year	1,031	$675,538
Options written	8,500	4,722,913
Options closed	(2,241)	(958,972)
Options exercised	(2,790)	(1,965,052)
Options expired	(4,500)	(2,474,427)

Options outstanding, end of year	—	$—

7.	TRANSACTIONS WITH AFFILIATES
The following issuer was affiliated with the Fund; that is, the Fund held 5% or more of the outstanding voting securities during the year ended. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuer was:

	Share			Share
	Balance At			Balance At	Value At
Issuer Name	December 31, 2007	Purchases	Sales	December 31, 2008	December 31, 2008	Dividend Income	Realized Gains

Stanley Furniture Co., Inc.	621,800	—	51,000	570,800	$4,520,736	$233,420	$79,082

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2008

8.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term securities and options, for the year ended December 31, 2008, were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other

$—	$387,137,527	$—	$800,736,743

9.	FEDERAL TAX INFORMATION
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryover. The capital loss carryover as of December 31, 2008 is $4,752,802 and expires on December 31, 2016.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Tax cost of investments	$724,512,720
Gross tax unrealized appreciation	$63,002,290
Gross tax unrealized depreciation	(199,333,036)
Net unrealized depreciation	$(136,330,746)
Undistributed ordinary income	$5,908
Undistributed long term capital gains	—
Total distributable earnings	$5,908
Other accumulated losses	$(4,752,802)
Total accumulated loss	$(141,077,640)

The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 29, 2008, a dividend distribution of $0.14 per share, was declared and paid to shareholders of record as of December 26, 2008.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2008

The tax character of distributions paid were as follows:

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

Ordinary income	$2,242,068	$8,920,388
Long-term capital gain	—	261,893,588
	$2,242,068	$270,813,976

The amount above for the year ended December 31, 2007 for the long-term capital gain dividend includes $46,830,336 of earnings and profits distributed to shareholders on redemptions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gain to zero for the tax year ended December 31, 2007.

10.	EXPENSE REDUCTIONS
Beginning in 2000, expenses are reduced through the deposit of minimum account maintenance fees into the Fund. By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Plan. Accounts that do not meet one of these three criteria will be charged a $15 fee. These fees are used to lower the Fund’s expense ratio. For the year ended December 31, 2008, the Fund’s expenses were reduced $32,553 by utilizing minimum account maintenance fees pertaining to account balances as of November 30, 2007, resulting in a decrease in the expenses being charged to shareholders.

11.	REDEMPTION FEE
Effective April 1, 2005, those who bought and sold the Fund within 30 calendar days incurred a 2% redemption fee. For the year ended December 31, 2008, the Fund retained $12,696 in redemption fees which increased paid in capital. Effective March 1, 2009, the Fund will no longer have a redemption fee.

12.	GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2008

13.	NEW ACCOUNTING PRONOUNCEMENTS
In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivatives instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedge items.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees
Muhlenkamp Fund
(a series of the Wexford Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Muhlenkamp Fund (the “Fund”), a series of the Wexford Trust, as of December 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2007, and the financial highlights for the periods indicated prior to December 31, 2008, were audited by another independent registered public accounting firm, who expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Muhlenkamp Fund, a series of the Wexford Trust, as of December 31, 2008, and the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, LTD.
Westlake, Ohio
February 19, 2009

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

TRUSTEES AND OFFICERS (Unaudited)

Number of
				Portfolios	Other
	Position(s)	Term of Office	Principal	in Complex	Directorships
Name, Address,	Held	and Length of	Occupation(s)	Overseen	Held
and Age	with Fund	Time Served	During Past 5 Years	by Trustee	by Trustee
Independent Trustees:
Alfred E. Kraft	Trustee	Indefinite Term;	An independent	1	None
202 Fan Hollow Road		Served as	management consultant
Uniontown, PA 15401		Trustee from	from 1986 to present.
Age: 71		1998 to present
Terrence McElligott	Trustee	Indefinite Term;	President of West Penn	1	None
4103 Penn Avenue		Served as	Brush & Supply, Inc., a
Pittsburgh, PA 15224		Trustee from	wholesale industrial brush
Age: 61		1998 to present	sales company, from 1979
to present.
Interested Trustees and Officers:
Ronald H. Muhlenkamp	President,	Indefinite Term;	President and Director of	1	None
Muhlenkamp &	Trustee	Served as	Muhlenkamp & Company,
Company, Inc.		President and	Inc., investment adviser to
5000 Stonewood Drive,		Trustee from	the Fund, from 1987 to
Suite 300		1987 to present	present.
Wexford, PA 15090
Age: 65
James S. Head	Vice	Indefinite Term;	Executive Vice President	N/A	None
Muhlenkamp &	President,	Served as Vice	of Muhlenkamp &
Company, Inc.	Treasurer	President and	Company, Inc., investment
5000 Stonewood Drive,		Treasurer from	adviser to the Fund, from
Suite 300		1999 to present	1999 to present; Branch
Wexford, PA 15090			Manager, Parker/Hunter
Age: 63			Inc., a securities brokerage
firm from 1995 to 1999.
John H. Kunkle, III	Vice	Indefinite Term;	Portfolio analyst with	N/A	None
Muhlenkamp &	President	Served as Vice	Muhlenkamp & Company,
Company, Inc.		President from	Inc., investment adviser to
5000 Stonewood Drive,		1999 to present	the Fund, from 1992 to
Suite 300			present.
Wexford, PA 15090
Age: 46
Jean Leister	Secretary	Indefinite Term;	Executive Assistant with	N/A	None
Muhlenkamp &		Served as	Muhlenkamp & Company,
Company, Inc.		Secretary from	Inc., investment adviser to
5000 Stonewood Drive,		1992 to present	the Fund, from 1987 to
Suite 300			present.
Wexford, PA 15090
Age: 61

Additional information about the Fund’s trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-860-3863.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

ADDITIONAL INFORMATION (Unaudited)
Year Ended December 31, 2008

1.	BROKER COMMISSIONS
Some people have asked how much the Fund pays in commissions:

For the year ended December 31, 2008, the Fund paid $753,057 in broker commissions. These commissions are included in the cost basis of investments purchased, and deducted from the proceeds of securities sold. This accounting method is the industry standard for mutual funds. Were these commissions itemized as expenses, they would equal five cents (5¢) per Fund share and would have increased the operating expense ratio from 1.18% to 1.25%.

2.	QUALIFIED DIVIDEND INCOME PERCENTAGE
The Fund designated 100% of dividends declared and paid during the year ended December 31, 2008 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

3.	CORPORATE DIVIDENDS RECEIVED DEDUCTION PERCENTAGE
Corporate shareholders may be eligible for a dividends received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 100% of dividends declared and paid during the year ended December 31, 2008 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

4.	INFORMATION ABOUT PROXY VOTING
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-860-3863 or by accessing the Funds’ website at www.muhlenkamp.com, and the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

5.	AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-860-3863. Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at www.sec.gov beginning with the filing for the period ended September 30, 2004. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

6.	CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On August 21, 2008, PricewaterhouseCoopers LLP ceased being the Fund’s independent registered public accounting firm as a result of the Board of Trustee’s and its Audit Committee’s decision to change its accounting firm.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past 8 years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits of for the most recent 3 fiscal years, there have been no disagreements with PricewaterhouseCoopers LLP on any matters or accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Cohen Fund Audit Services, Ltd. as its new independent registered public accounting firm as of August 21, 2008.

INVESTMENT ADVISER
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA 15090

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

Item 2. Code of Ethics.

Filed herewith.
Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were N/A.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2008	FYE 12/31/2007
Audit Fees	18,500	23,500
Audit-Related Fees
Tax Fees	3,000	6,800
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2008	FYE 12/31/2007
Registrant
Registrant’s Investment Adviser

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There is no nominating committee charter and there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)*      /s/ Ronald H. Muhlenkamp
                                                         Ronald H. Muhlenkamp, President

Date       3/6/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Ronald H. Muhlenkamp
                                                       Ronald H. Muhlenkamp, President

Date     3/6/09
By (Signature and Title)*   /s/ James S. Head
                                                     James S. Head, Treasurer

Date    3/9/09

* Print the name and title of each signing officer under his or her signature.